TD Auto Finance LLC	Distribution Date: 09-Jan-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	16
Distribution Date	09-Jan-12
Record Date	08-Jan-12

Dates Covered	From and Including	To and Including
Collections Period	01-Dec-11	31-Dec-11
Accrual Period	08-Dec-11	08-Jan-12
30/360 Days	30
Actual/360 Days	32

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance — Beginning of Period	105,377	$910,515,710.23
Collections of Installment Principal		39,210,986.53
Collections Attributable to Full Payoffs		17,075,725.04
Principal Amount of Repurchases		14,046.94
Principal Amount of Gross Losses		2,721,554.04

Pool Balance — End of Period(EOP)	102,556	$851,493,397.68

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	40.53%
Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	114.072%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,478,937.10	Trigger	Compliance?
Net Credit Loss Percentage	1.206%	8.00%	Yes
Cumulative Net Credit Losses	$25,333,184.13
Cumulative Recovery Ratio	49.613%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$23,430,305.21	2.752%	2,362
61-90 Days Delinquent	2,455,852.85	0.288%	225
91-120 Days Delinquent	631,396.29	0.074%	50
121 Days or More Delinquent	10,366.35	0.001%	1
Repossessions	2,474,874.53	0.291%	227

(1) A	receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$5,572,490.02
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.59856%

	Current Month	Prior Month
Weighted Average A.P.R.	7.366%	7.355%
Weighted Average Remaining Term (months)	24.17	24.97
Weighted Average Seasoning (months)	45.12	44.20

TD Auto Finance LLC	Distribution Date: 09-Jan-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$39,210,986.53
Collections Attributable to Full Payoffs		17,075,725.04
Principal Amount of Repurchases		14,046.94
Recoveries on Loss Accounts		1,242,616.94
Collections of Interest		5,492,357.11
Investment Earnings		4,846.18
Reserve Account Draw		0.00

Total Sources		$63,040,578.74

Cash Uses
Servicer Fee		$758,763.09
Backup Servicer Fee		7,587.63
A Note Interest		364,573.05
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		59,022,312.55
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		2,317,988.39

Total Cash Uses		$63,040,578.74

Administrative Payment
Total Principal and Interest Sources		$63,040,578.74
Investment Earnings in Trust Account		(4,846.18)
Daily Collections Remitted		(63,035,732.56)
Reserve Account Draw		0.00
Servicer Fee		(758,763.09)
Distribution to Class E Noteholders		(2,317,988.39)

Payment Due to/(from) Trust Account		($3,076,751.48)

O/C Release (Prospectus pg S42)

Pool Balance		$851,493,397.68

Total Securities		$746,451,371.91

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$2,317,988.39
Current Net Credit Loss Percentage		1.206%
If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 09-Jan-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	213,473,684.46	154,451,371.91	214.5157943	59,022,312.55	81.9754341	122,747.37	0.1704825
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$805,473,684.46	$746,451,371.91		$59,022,312.55		$933,927.08

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 32

Manager	04-Jan-12
(248) 427-2557	Date